Share Capital (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Detailed Information About Share Capital [Abstract]
Disclosure of detailed information about options, valuation assumptions [Table Text Block]
	2021	2020	2019
Risk-fee rate	2.54%	-	-
Expected life (years)	5	-	-
Volatility	113%	-	-
Expected Dividend	$-	$-	$-
Expected forfeiture rate	0%	-0%	-0%
Exercise price	$0.40	-$-	-$-
Grant date fair value	$0.32	-$-	-$-

Disclosure of number and weighted average exercise prices of share options [Table Text Block]
	Number of Options	Weighted Average Exercise Price
Outstanding, January 1, 2021	1,730,000	$0.51
Granted	1,715,000	$0.40
Expired	(620,000)	$0.66
Outstanding, December 31, 2021	2,825,000	$0.41
Exercisable, December 31, 2021	2,007,500	$0.42

	Number of Options	Weighted Average Exercise Price
Outstanding, January 1, 2020	1,830,000	$0.51
Cancelled	(100,000)	0.52
Outstanding, December 31, 2020	1,730,000	0.51
Exercisable, December 31, 2020	1,730,000	$0.51

	Number of Options	Weighted Average Exercise Price
Outstanding, January 1, 2019	2,080,000	$0.79
Cancelled	(250,000)	0.91
Outstanding, December 31, 2019	1,830,000	0.51
Exercisable, December 31, 2019	1,755,000	$0.54

Disclosure of detailed information about warrants outstanding [Table Text Block]
Issue Date	Warrants Outstanding	Weighted Average Exercise Price	Expiry Date
July 15, 2020	1,819,555	$0.36	July 15, 2023
Outstanding, December 31, 2021	1,819,555	$0.36

	Warrants Outstanding	Weighted Average Exercise Price
Outstanding, December 31, 2019	3,793,184	$1.70
Expired	(3,793,184)	1.70
Issued	1,824,555	0.36
Outstanding, December 31, 2020	1,824,555	$0.36
Exercised	(5,000)	0.36
Outstanding, December 31, 2021	1,819,555	$0.36